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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21984

CENTRAL PARK GROUP MULTI-EVENT FUND

(Exact name of registrant as specified in charter)

805 THIRD AVENUE, 18th FLOOR, NEW YORK, NEW YORK 10022

(Address of principal executive offices)(Zip code)

Mitchell A. Tanzman

c/o Central Park Advisors

805 Third Avenue, 18th Floor

New York, New York 10022

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 317-9200

Date of fiscal year end:  October 31st

Date of reporting period:  July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

                 CENTRAL PARK GROUP MULTI-EVENT FUND

By (Signature and Title)*          /s/ Mitchell A. Tanzman,

    Mitchell A. Tanzman, Principal Executive Officer

Date: August 20, 2012

* Print the name and title of each signing officer under his or her signature.

Registrant:		CENTRAL PARK GROUP MULTI EVENT FUND							Item 1, Exhibit A
Investment Company Act file number: 811-21984
Reporting Period:		July 1, 2011 through June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	NYSE Euronext	NYX	629491101	07-Jul-11	Approve Merger Agreement	Management	Yes	For	For
2	NYSE Euronext	NYX	629491101	07-Jul-11	Approve Merger Agreement	Management	Yes	For	For
3	NYSE Euronext	NYX	629491101	07-Jul-11	Reduce Supermajority Vote Requirement to Amend Articles and Approve Certain Transactions	Management	Yes	For	For
4	NYSE Euronext	NYX	629491101	07-Jul-11	Reduce Supermajority Vote Requirement to Amend Articles and Approve Certain Transactions	Management	Yes	For	For
5	NYSE Euronext	NYX	629491101	07-Jul-11	Reduce Supermajority Vote Requirement to Elect Directors in Certain Circumstances and Remove Directors	Management	Yes	For	For
6	NYSE Euronext	NYX	629491101	07-Jul-11	Reduce Supermajority Vote Requirement to Elect Directors in Certain Circumstances and Remove Directors	Management	Yes	For	For
7	NYSE Euronext	NYX	629491101	07-Jul-11	Approve Appointment of Directors for Initial Term Expiring at the AGM in 2015	Management	Yes	For	For
8	NYSE Euronext	NYX	629491101	07-Jul-11	Approve Appointment of Directors for Initial Term Expiring at the AGM in 2015	Management	Yes	For	For
9	NYSE Euronext	NYX	629491101	07-Jul-11	Adjourn Meeting	Management	Yes	For	For
10	NYSE Euronext	NYX	629491101	07-Jul-11	Adjourn Meeting	Management	Yes	For	For
11	Cephalon, Inc.	CEPH	156708109	14-Jul-11	Approve Merger Agreement	Management	Yes	For	For
12	Cephalon, Inc.	CEPH	156708109	14-Jul-11	Approve Merger Agreement	Management	Yes	For	For
13	Cephalon, Inc.	CEPH	156708109	14-Jul-11	Adjourn Meeting	Management	Yes	For	For
14	Cephalon, Inc.	CEPH	156708109	14-Jul-11	Adjourn Meeting	Management	Yes	For	For
15	Cephalon, Inc.	CEPH	156708109	14-Jul-11	Advisory Vote on Golden Parachutes	Management	Yes	For	For
16	Cephalon, Inc.	CEPH	156708109	14-Jul-11	Advisory Vote on Golden Parachutes	Management	Yes	For	For
17	Vodafone Group plc	VOD	G93882135	26-Jul-11	Accept Financial Statements and Statutory Reports	Management	Yes	For	For
18	Vodafone Group plc	VOD	G93882135	26-Jul-11	Accept Financial Statements and Statutory Reports	Management	Yes	For	For
19	Vodafone Group plc	VOD	G93882135	26-Jul-11	Elect Gerard Kleisterlee as Director	Management	Yes	For	For
20	Vodafone Group plc	VOD	G93882135	26-Jul-11	Elect Gerard Kleisterlee as Director	Management	Yes	For	For
21	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect John Buchanan as Director	Management	Yes	For	For
22	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect John Buchanan as Director	Management	Yes	For	For
23	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Vittorio Colao as Director	Management	Yes	For	For
24	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Vittorio Colao as Director	Management	Yes	For	For
25	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Michel Combes as Director	Management	Yes	For	For
26	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Michel Combes as Director	Management	Yes	For	For
27	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Andy Halford as Director	Management	Yes	For	For
28	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Andy Halford as Director	Management	Yes	For	For
29	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Stephen Pusey as Director	Management	Yes	For	For
30	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Stephen Pusey as Director	Management	Yes	For	For
31	Vodafone Group plc	VOD	G93882135	26-Jul-11	Elect Renee James as Director	Management	Yes	For	For
32	Vodafone Group plc	VOD	G93882135	26-Jul-11	Elect Renee James as Director	Management	Yes	For	For
34	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Alan Jebson as Director	Management	Yes	For	For
35	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Alan Jebson as Director	Management	Yes	For	For
36	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Samuel Jonah as Director	Management	Yes	For	For
37	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Samuel Jonah as Director	Management	Yes	For	For
38	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Nick Land as Director	Management	Yes	For	For
39	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Nick Land as Director	Management	Yes	For	For
40	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Anne Lauvergeon as Director	Management	Yes	For	For
41	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Anne Lauvergeon as Director	Management	Yes	For	For
42	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Luc Vandevelde as Director	Management	Yes	For	For
43	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Luc Vandevelde as Director	Management	Yes	For	For
44	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Anthony Watson as Director	Management	Yes	For	For
45	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Anthony Watson as Director	Management	Yes	For	For
46	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Philip Yea as Director	Management	Yes	For	For
47	Vodafone Group plc	VOD	G93882135	26-Jul-11	Re-elect Philip Yea as Director	Management	Yes	For	For
48	Vodafone Group plc	VOD	G93882135	26-Jul-11	Approve Final Dividend	Management	Yes	For	For
49	Vodafone Group plc	VOD	G93882135	26-Jul-11	Approve Final Dividend	Management	Yes	For	For
50	Vodafone Group plc	VOD	G93882135	26-Jul-11	Approve Remuneration Report	Management	Yes	For	For
51	Vodafone Group plc	VOD	G93882135	26-Jul-11	Approve Remuneration Report	Management	Yes	For	For
52	Vodafone Group plc	VOD	G93882135	26-Jul-11	Reappoint Deloitte LLP as Auditors	Management	Yes	For	For
53	Vodafone Group plc	VOD	G93882135	26-Jul-11	Reappoint Deloitte LLP as Auditors	Management	Yes	For	For
54	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise Audit Committee to Fix Remuneration of Auditors	Management	Yes	For	For
55	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise Audit Committee to Fix Remuneration of Auditors	Management	Yes	For	For
56	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise Issue of Equity with Pre-emptive Rights	Management	Yes	For	For
57	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise Issue of Equity with Pre-emptive Rights	Management	Yes	For	For
58	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise Issue of Equity without Pre-emptive Rights	Management	Yes	For	For
59	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise Issue of Equity without Pre-emptive Rights	Management	Yes	For	For
60	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise Market Purchase	Management	Yes	For	For
61	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise Market Purchase	Management	Yes	For	For
62	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise the Company to Call EGM with Two Weeks' Notice	Management	Yes	For	For
63	Vodafone Group plc	VOD	G93882135	26-Jul-11	Authorise the Company to Call EGM with Two Weeks' Notice	Management	Yes	For	For
64	Liberty Media Corporation	LINTA	53071M104	07-Sep-11	Elect Director Evan D. Malone	Management	Yes	For	For
65	Liberty Media Corporation	LINTA	53071M104	07-Sep-11	Elect Director David E. Rapley	Management	Yes	For	For
66	Liberty Media Corporation	LINTA	53071M104	07-Sep-11	Elect Director Larry E. Romrell	Management	Yes	For	For
67	Liberty Media Corporation	LINTA	53071M104	07-Sep-11	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	Yes	For	For
68	Liberty Media Corporation	LINTA	53071M104	07-Sep-11	Advisory Vote on Say on Pay Frequency	Management	Yes	One Year	Three Years
69	Liberty Media Corporation	LINTA	53071M104	07-Sep-11	Approve Non-Employee Director Omnibus Stock Plan	Management	Yes	Against	For
70	Liberty Media Corporation	LINTA	53071M104	07-Sep-11	Change Company Name	Management	Yes	For	For
71	Liberty Media Corporation	LINTA	53071M104	07-Sep-11	Ratify Auditors	Management	Yes	For	For
72	GRANDE CACHE COAL CORP	GACHF	38655X105	12-Jan-12	To approve special resolution.	Management	Y	FOR	FOR
73	GRANDE CACHE COAL CORP	GACHF	38655X105	12-Jan-12	Approve transaction.	Management	Y	FOR	FOR
74	QUADRA FNX MNG LTD	QADMF	74733X106	20-Feb-12	Special resolution.	Management	Y	FOR	FOR
75	QUADRA FNX MNG LTD	QADMF	74733X106	20-Feb-12	Amendments to resolution.	Management	Y	AGAINST	AGAINST
76	GENNUM CORP	GNUMF	37232H104	14-Mar-12	The special resolution approving of acquisition.	Management	Y	FOR	FOR
77	MINEFINDERS CORP LTD	MFN	602900102	26-Mar-12	To approve special resolution.	Management	Y	FOR	FOR
78	FLINT ENERGY SERVICES LTD	FESVF	339457103	3-Apr-12	Special resolution. Approve an arrangement under section 193 of the Business Corporations Act.	Management	Y	FOR	FOR
79	LA MANCHA RESOURCES INC, NORTH VANCOUVER BC	LACHF	503548109	15-May-12	Election of Director: Dominique Delorme	Management	Y	FOR	FOR
80	LA MANCHA RESOURCES INC, NORTH VANCOUVER BC	LACHF	503548109	15-May-12	Election of Director: Francois R. Roy	Management	Y	FOR	FOR
81	LA MANCHA RESOURCES INC, NORTH VANCOUVER BC	LACHF	503548109	15-May-12	Election of Director: Francois Lemarchand	Management	Y	FOR	FOR
82	LA MANCHA RESOURCES INC, NORTH VANCOUVER BC	LACHF	503548109	15-May-12	Election of Director: Andreas Mittler	Management	Y	FOR	FOR
83	LA MANCHA RESOURCES INC, NORTH VANCOUVER BC	LACHF	503548109	15-May-12	Election of Director: Jean Pierre Ouellet	Management	Y	FOR	FOR
84	LA MANCHA RESOURCES INC, NORTH VANCOUVER BC	LACHF	503548109	15-May-12	Election of Director: Nicolas Nouveau	Management	Y	FOR	FOR
85	LA MANCHA RESOURCES INC, NORTH VANCOUVER BC	LACHF	503548109	15-May-12	Election of Director: Olivier Wantz	Management	Y	FOR	FOR
86	LA MANCHA RESOURCES INC, NORTH VANCOUVER BC	LACHF	503548109	15-May-12	Election of Director: Yann Guilbaud	Management	Y	FOR	FOR
87	LA MANCHA RESOURCES INC, NORTH VANCOUVER BC	LACHF	503548109	15-May-12	Appointment of Deloitte & Touche LLP as Auditors.	Management	Y	FOR	FOR
88	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	Election of director: Ross J. Beaty	Management	Y	FOR	FOR
89	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	Election of director: Geoffrey A. Burns	Management	Y	FOR	FOR
90	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	Election of director: Michael A. Carroll	Management	Y	FOR	FOR
91	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	Election of director: Michael J. J. Maloney	Management	Y	FOR	FOR
92	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	Election of director: Robert P. Pirooz	Management	Y	FOR	FOR
93	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	Election of director: David C. Press	Management	Y	FOR	FOR
94	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	Election of director: Walter T. Segsworth	Management	Y	FOR	FOR
95	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	Election of director: Christopher Noel Dunn	Management	Y	FOR	FOR
96	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	Appointment of Deloitte & Touche LLP as Auditors.	Management	Y	FOR	FOR
97	PAN AMERICAN SILVER CORP	PAAS	697900108	15-May-12	To pass an ordinary resolution approving Corporation's Executive pay.	Management	Y	FOR	FOR
98	VITERRA INC, REGINA SK	VTRAF	92849T108	29-May-12	To consider, pursuant to an interim order of the Ontario Superior Court of Justice	Management	Y	FOR	FOR
99	TRELAWNEY MINING AND EXPLORATION INC	TWNNF	89472X109	15-Jun-12	Arrangement Resolution	Management	Y	FOR	FOR
100	TRANSGLOBE APT REAL ESTATE INVT TR	TGA-U	89367A107	27-Jun-12	Approving the transactions set out in the acquisition agreement.	Management	Y	FOR	FOR
101	TRANSGLOBE APT REAL ESTATE INVT TR	TGA-U	89367A107	27-Jun-12	In respect of the election of John A. Brough as a trustee of the REIT.	Management	Y	FOR	FOR
102	TRANSGLOBE APT REAL ESTATE INVT TR	TGA-U	89367A107	27-Jun-12	In respect of the election of Kelly C. Hanczyk as a trustee of the REIT.	Management	Y	FOR	FOR
103	TRANSGLOBE APT REAL ESTATE INVT TR	TGA-U	89367A107	27-Jun-12	In respect of the election of J. Michael Knowlton as a trustee of the REIT.	Management	Y	FOR	FOR
104	TRANSGLOBE APT REAL ESTATE INVT TR	TGA-U	89367A107	27-Jun-12	In respect of the election of David G. Leith as a trustee of the REIT.	Management	Y	FOR	FOR
105	TRANSGLOBE APT REAL ESTATE INVT TR	TGA-U	89367A107	27-Jun-12	In respect of the election of Graham L. Rosenberg as a trustee of the REIT.	Management	Y	FOR	FOR
106	TRANSGLOBE APT REAL ESTATE INVT TR	TGA-U	89367A107	27-Jun-12	In respect of the election of Eric W. Slavens as a trustee of the REIT.	Management	Y	FOR	FOR
107	TRANSGLOBE APT REAL ESTATE INVT TR	TGA-U	89367A107	27-Jun-12	The re-appointment of KPMG LLP as the auditors of the REIT.	Management	Y	FOR	FOR
108	TRANSGLOBE APT REAL ESTATE INVT TR	TGA-U	89367A107	27-Jun-12	Approving the adoption of the restricted trust unit plan of the REIT.	Management	Y	FOR	FOR
109	CONNACHER OIL & GAS LTD, CALGARY AB	CLL	20588Y103	28-Jun-12	Election of director: D. Hugh Bessell	Management	Y	FOR	FOR
110	CONNACHER OIL & GAS LTD, CALGARY AB	CLL	20588Y103	28-Jun-12	Election of director: Gregory A. Boland	Management	Y	FOR	FOR
111	CONNACHER OIL & GAS LTD, CALGARY AB	CLL	20588Y103	28-Jun-12	Election of director: Colin M. Evans	Management	Y	FOR	FOR
112	CONNACHER OIL & GAS LTD, CALGARY AB	CLL	20588Y103	28-Jun-12	Election of director: Jennifer K. Kennedy	Management	Y	FOR	FOR
113	CONNACHER OIL & GAS LTD, CALGARY AB	CLL	20588Y103	28-Jun-12	Election of director: Garry P. Mihaichuk	Management	Y	FOR	FOR
114	CONNACHER OIL & GAS LTD, CALGARY AB	CLL	20588Y103	28-Jun-12	Election of director: Kelly J. Ogle	Management	Y	FOR	FOR
115	CONNACHER OIL & GAS LTD, CALGARY AB	CLL	20588Y103	28-Jun-12	Election of director: W.C. (Mike) Seth	Management	Y	FOR	FOR
116	CONNACHER OIL & GAS LTD, CALGARY AB	CLL	20588Y103	28-Jun-12	Appointment of Deloitte & Touche LLP as auditors of the Corporation.	Management	Y	FOR	FOR
117	INX INC	INXI	46185W109	29-Dec-11	To Adopt the agreement and plan of merger.	Management	Y	FOR	FOR
118	INX INC	INXI	46185W109	29-Dec-11	Compensation to Executives in connection with the merger.	Management	Y	FOR	FOR
119	INX INC	INXI	46185W109	29-Dec-11	To adjourn or postpon special meeting.	Management	Y	FOR	FOR
120	INX INC	INXI	46185W109	29-Dec-11	To transact any other business.	Management	Y	FOR	FOR
121	MEDCO HEALTH SOLUTIONS INC	MHS	58405U102	21-Dec-11	To Adopt the agreement and plan of merger.	Management	Y	FOR	FOR
122	MEDCO HEALTH SOLUTIONS INC	MHS	58405U102	21-Dec-11	To approve adjournment.	Management	Y	FOR	FOR
123	MEDCO HEALTH SOLUTIONS INC	MHS	58405U102	21-Dec-11	Compensation to Executives in connection with the merger.	Management	Y	FOR	FOR
124	RIGHTNOW TECHNOLOGIES INC	RNOW	76657R106	22-Dec-11	Approve and adopt agreement and plan of merger.	Management	Y	FOR	FOR
125	RIGHTNOW TECHNOLOGIES INC	RNOW	76657R106	22-Dec-11	Compensation to Executives in connection with the merger.	Management	Y	FOR	FOR
126	RIGHTNOW TECHNOLOGIES INC	RNOW	76657R106	22-Dec-11	Proposal to approve the adjournment.	Management	Y	FOR	FOR
127	HEALTHSPRING INC	HS	42224N101	12-Jan-12	To Adopt the agreement and plan of merger.	Management	Y	FOR	FOR
128	HEALTHSPRING INC	HS	42224N101	12-Jan-12	To approve adjournment.	Management	Y	FOR	FOR
129	HEALTHSPRING INC	HS	42224N101	12-Jan-12	Compensation to Executives in connection with the merger.	Management	Y	FOR	FOR
130	TELEPHONE & DATA SYSTEMS	TDSS	879433860	13-Jan-12	Revised share consolidation amendment-Statutory Vote	Management	Y	FOR	FOR
131	TELEPHONE & DATA SYSTEMS	TDSS	879433860	13-Jan-12	Revised share consolidation amendment-Ratification Vote	Management	Y	FOR	FOR
132	TELEPHONE & DATA SYSTEMS	TDSS	879433860	13-Jan-12	Revised vote amendment- Ratification Vote	Management	Y	FOR	FOR
133	TRANSATLANTIC HOLDING INC	TRH	893521104	6-Feb-12	Adopt the agreement and plan of merger.	Management	Y	FOR	FOR
134	TRANSATLANTIC HOLDING INC	TRH	893521104	6-Feb-12	Adjournment of the special meeting.	Management	Y	FOR	FOR
135	TRANSATLANTIC HOLDING INC	TRH	893521104	6-Feb-12	Compensation to Executives in connection with the merger.	Management	Y	FOR	FOR
136	AMERICAN DENTAL PARTNERS INC	ADPI	025353103	7-Feb-12	Adopt the agreement and plan of merger.	Management	Y	FOR	FOR
137	AMERICAN DENTAL PARTNERS INC	ADPI	025353103	7-Feb-12	Compensation to Executives in connection with the merger.	Management	Y	FOR	FOR
138	AMERICAN DENTAL PARTNERS INC	ADPI	025353103	7-Feb-12	Adjournment of the special meeting.	Management	Y	FOR	FOR
139	BLUE COAT SYSTEMS INC	BCSI	09534T508	13-Feb-12	Adopt the agreement and plan of merger.	Management	Y	FOR	FOR
140	BLUE COAT SYSTEMS INC	BCSI	09534T508	13-Feb-12	Compensation to Executives in connection with the merger.	Management	Y	FOR	FOR
141	BLUE COAT SYSTEMS INC	BCSI	09534T508	13-Feb-12	Adjournment of the special meeting.	Management	Y	FOR	FOR
142	DEMANDTEC INC	DMAN	24802R506	14-Feb-12	Adopt the agreement and plan of merger.	Management	Y	FOR	FOR
143	DEMANDTEC INC	DMAN	24802R506	14-Feb-12	Adjournment of the special meeting.	Management	Y	FOR	FOR
144	DEMANDTEC INC	DMAN	24802R506	14-Feb-12	Compensation to Executives in connection with the merger.	Management	Y	FOR	FOR